Leases - Charters-in (Details) - In-Chartered $ in Millions	Dec. 31, 2017 USD ($)
Operating Leased Assets [Line Items]
Minimum commitments under vessel operating leases - 2018	$ 50.9
Minimum commitments under vessel operating leases - 2019	$ 17.2